CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Class Of Stock [Line Items]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Common Stock
Class Of Stock [Line Items]
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	475,000,000	475,000,000
Common stock shares issued	25,291,715	20,926,715
Common stock shares outstanding	25,291,715	20,926,715
Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized	2,500,000	2,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized	2,500,000	2,500,000
Preferred stock shares issued	0	640,692
Preferred stock shares outstanding	0	640,692
Series C Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized	2,500,000	0
Preferred stock shares issued	916,333	0
Preferred stock shares outstanding	916,333	0